Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2017	Mar. 31, 2017
Financial liabilities:
Long-term debt		¥ 1,943,986	¥ 1,496,488
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		65,291,000	60,943,000
Investments		3,127,000	3,817,000
Loans, net of allowance for loan losses	[1]	83,401,000	81,662,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		46,373,000	42,205,000
Interest-bearing deposits		114,675,000	110,125,000
Due to trust accounts		3,999,000	4,123,000
Other short-term borrowings		931,000	1,477,000
Long-term debt		12,157,000	13,009,000
Estimated fair value
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		65,291,000	60,943,000
Investments		3,148,000	3,846,000
Loans, net of allowance for loan losses	[1]	84,306,000	82,696,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		46,373,000	42,205,000
Interest-bearing deposits		114,668,000	110,124,000
Due to trust accounts		3,999,000	4,123,000
Other short-term borrowings		931,000	1,477,000
Long-term debt		12,258,000	13,078,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		909,000	1,063,000
Investments		3,148,000	3,846,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		21,957,000	20,544,000
Interest-bearing deposits		57,802,000	56,738,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		64,382,000	59,880,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		24,416,000	21,661,000
Interest-bearing deposits		56,866,000	53,386,000
Due to trust accounts		3,999,000	4,123,000
Other short-term borrowings		931,000	1,477,000
Long-term debt		11,274,000	12,120,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	84,306,000	82,696,000
Financial liabilities:
Long-term debt		¥ 984,000	¥ 958,000

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.